Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Consolidated Statements of Cash Flows
Net loss	$ (2,898,510)	$ (9,372,772)	$ (12,159,174)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense (Notes 7 and 8)	5,353	55,687	6,584
Change in unrealized gains/losses on warrant liabilities (Notes 10(a) and 10(b))	137,764	(5,362)	(131,250)
Common shares issued for services	0	29,737	115,500
Common shares of MedMelior issued for services (Note 13)	0	2,961,835	0
Depreciation (Note 5)	0	18,435	18,436
Financial guarantee liability (Note 18(c))	34,050	23,917	901,095
Foreign exchange loss	26,190	203,212	238,206
Gain on forgiveness of debts (Note 15)	(469,129)	0	0
Loss (gain) on debt modifications (Note 7)	0	197,205	(56,264)
Other income - premium on loans payable (Note 8)	0	0	(50,949)
Settlements and legal provisions, net (Notes 15 and 18)	(130,000)	0	0
Share-based payments (Notes 10(c) and 12)	500,263	951,065	1,231,400
Changes in working capital accounts:
Amounts receivable	(22,350)	310,007	181,029
Prepaids and other current assets	(198,603)	595,198	10,288
Accounts payable and accrued liabilities	(701,563)	2,212,993	(1,157,595)
Due to related parties	1,244,125	475,337	(516,793)
Income tax payable	0	(160,006)	166,667
Net cash used in operating activities	(2,472,410)	(1,503,512)	(11,202,820)
Financing activities
Proceeds from issuance of common shares and warrants, net (Note 9)	2,201,543	647,166	11,440,705
Proceeds from issuance of common shares and warrants by MedMelior (Note 13)	0	186,147	0
Proceeds from loans payable (Note 8)	0	0	120,000
Proceeds from subscriptions received (Notes 9(i) and 15)	0	74,000	0
Proceeds from subscriptions received by MedMelior (Note 13)	0	428,576	0
Proceeds from (repayment of) convertible debenture (Note 7)	300,000	0	(250,000)
Shelf prospectus transaction costs (Note 9(m))	0	0	(77,184)
Net cash provided by financing activities	2,501,543	1,335,889	11,233,521
Effects of exchange rate changes on cash	(56)	2,417	(11,910)
Net change in cash	29,077	(165,206)	18,791
Cash - beginning of year	8,307	173,513	154,722
Cash - end of year	$ 37,384	$ 8,307	$ 173,513